Trade and Other Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade and Other Receivables, Net [Line Items]
VAT receivables	$ 2.0
Statutory taxes		$ 2.5
Tax offset from current tax liabilities	0.8
Incurred credit losses	2.2
Subcontractor [Member]
Trade and Other Receivables, Net [Line Items]
Incurred credit losses	2.3
Sundry Debtors [Member]
Trade and Other Receivables, Net [Line Items]
Incurred credit losses	$ 0.1